Share-Based Compensation (Policies)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Option and Incentive Plans Policy
The Corporation adopted the 2012 Equity Incentive Plan (the “Plan”) during the quarter ended June 30, 2012. The Plan is administered by the Compensation Committee of the Board of Directors of FBFS and provides for the grant of equity ownership opportunities through incentive stock options and nonqualified stock options (“Stock Options”), restricted stock, restricted stock units, dividend equivalent unit, and any other type of award permitted by the Plan. Shares previously available for grant under the 2006 Equity Incentive Plan (the "2006 Plan") were transferred to the 2012 Equity Incentive Plan. As of September 30, 2012, 214,634 shares were available for future grants under the Plan. Shares covered by awards that expire, terminate or lapse will again be available for the grant of awards under the Plan. The Corporation may issue new shares and shares from treasury for shares delivered under the Plan. The 2006 Plan was terminated on May 14, 2012.
Stock Options
The Corporation may grant Stock Options to senior executives and other employees under the Plan. Stock Options generally have an exercise price that is equal to the fair value of the common shares on the date the option is awarded. Stock Options granted under the plans are subject to graded vesting, generally ranging from 4 years to 8 years, and have a contractual term of 10 years. For any new awards issued, compensation expense is recognized over the requisite service period for the entire award on a straight-line basis. No Stock Options were granted since the Corporation became a reporting company under the Securities Exchange Act of 1934 and no Stock Options were modified, repurchased or cancelled. Therefore, no stock-based compensation related to Stock Options was recognized in the consolidated financial statements for the three and nine months ended September 30, 2012 and 2011. As of September 30, 2012, all Stock Options granted and not previously forfeited have vested.